RETIREMENT BENEFITS - Summary of Remeasurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Actuarial gains/(losses) on obligations:
Total	$ 2,001	$ (7,971)	$ (11,554)
Return on plan assets in excess of interest income	8,185	4,509	8,460
Other movements	5	7	(12)
Total remeasurements	10,191	(3,455)	(3,106)
Pensions
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	1,915	(9,500)	(10,913)
Due to experience adjustments	136	616	96
Due to changes in demographic assumptions	(320)	1,310	(4)
OPEB
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	59	(650)	(798)
Due to experience adjustments	322	188	136
Due to changes in demographic assumptions	$ (111)	$ 65	$ (71)